T. ROWE PRICE New Jersey Tax-Free Bond Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.2%
DELAWARE 1.1%
Delaware River & Bay Auth., 4.00%, 1/1/41  770 779
Delaware River & Bay Auth., 4.00%, 1/1/42  550 546
Delaware River & Bay Auth., 4.00%, 1/1/46  1,000 975
Delaware River & Bay Auth., 5.00%, 1/1/40  465 507
Delaware River & Bay Auth., 5.00%, 1/1/41  480 521
Delaware River & Bay Auth., 5.00%, 1/1/42  520 563
3,891
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/40  1,255 1,287
1,287
NEW JERSEY 87.1%
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/47 (1) 1,000 926
Atlantic County Improvement Auth., Stockton Univ., 4.00%,
7/1/53 (1) 2,000 1,827
Bergen County Improvement Auth., 5.00%, 8/1/47  2,000 2,215
Burlington County Bridge Commission, 4.00%, 10/1/29  1,470 1,524
Burlington County Bridge Commission, 5.00%, 10/1/24  1,000 1,020
Burlington County Bridge Commission, 5.00%, 10/1/27  1,000 1,071
Burlington County Bridge Commission, 5.00%, 10/1/28  1,280 1,367
Burlington County Bridge Commission, 5.00%, 4/15/30  1,085 1,199
Burlington County Bridge Commission, 5.00%, 4/15/31  1,000 1,105
City of Summit, GO, 4.00%, 7/15/41  855 862
City of Summit, GO, 4.00%, 7/15/42  1,360 1,369
City of Summit, GO, 4.00%, 7/15/44  1,360 1,362
Essex County Improvement Auth., Charter School, 4.00%, 6/15/51  1,100 925
Essex County Improvement Auth., Charter School, 4.00%, 6/15/56  1,755 1,433
Essex County Improvement Auth., NJIT Student Housing, Series A,
4.00%, 8/1/56 (2) 1,500 1,379
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (3) 2,205 2,489
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (1) 5,600 6,152
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/38  500 504
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39  450 452
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/46 (2) 750 718
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/51 (2) 1,000 940

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/28 (1) 1,750 1,864
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/29 (1) 1,285 1,375
Hudson County Improvement Auth., 4.00%, 1/1/38  1,000 1,007
Hudson County Improvement Auth., Vocational Technical Schools,
5.25%, 5/1/51  7,000 7,304
Mercer County Improvement Auth., 4.00%, 4/1/33  1,000 1,062
Middlesex County, Civic Square IV Redev., COP, 5.00%, 10/15/31  1,465 1,628
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/37  750 764
Monmouth County Improvement Auth., Series B, 4.00%, 12/1/38  1,000 1,017
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/37  275 280
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/38  225 229
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series A, 4.00%, 8/1/39  200 203
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/35  1,250 1,330
Monmouth County Improvement Auth., Gov't. Pooled Loan,
Series B, 5.00%, 7/15/36  1,000 1,063
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/24  800 822
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/26 (Prerefunded 3/1/24) (4) 1,650 1,700
New Brunswick Parking Auth., 5.00%, 9/1/26 (2) 320 338
New Brunswick Parking Auth., 5.00%, 9/1/27 (2) 375 396
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32  4,040 4,034
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33  2,000 2,084
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (5) 1,500 1,320
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 4.00%, 6/15/29 (6) 600 574
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/39 (6) 1,150 1,096
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (6) 1,105 1,004
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/54 (6) 375 336
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (5) 1,000 1,006
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  4,000 3,388
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (5) 850 855
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5) 2,035 2,038

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (1)(5) 1,030 1,032
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5) 6,175 6,184
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  910 872
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  2,470 2,199
New Jersey Economic Dev. Auth., Middlesex Water, 4.00%,
8/1/59 (5) 5,070 4,145
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (5) 1,425 1,438
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (3) 810 869
New Jersey Economic Dev. Auth., Natural Gas Company Project,
Series C, VRDN, 2.45%, 4/1/59 (Tender 4/1/26) (5) 1,500 1,464
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (5) 2,075 2,088
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (5) 3,075 3,011
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/37 (1) 1,000 1,020
New Jersey Economic Dev. Auth., Provident Group-Montclair Univ.
Student Housing, 5.00%, 6/1/42 (1) 3,250 3,316
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  4,250 3,640
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35  1,000 1,043
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42  2,250 2,293
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project, 5.00%,
6/1/32  2,270 2,395
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  1,000 916
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (5) 1,765 1,765
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (5) 3,250 3,250
New Jersey Economic Dev. Auth., United Methodist Homes,
5.00%, 7/1/34 (Prerefunded 7/1/23) (4) 2,000 2,025
New Jersey Economic Dev. Auth., United Methodist Homes,
Series A, 5.00%, 7/1/29 (Prerefunded 7/1/24) (4) 2,690 2,782
New Jersey EFA, Series C, 4.00%, 7/1/50 (1) 2,000 1,907
New Jersey EFA, College of New Jersey, Series A, 4.00%,
7/1/47 (1) 750 715
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30  1,214 1,265
New Jersey EFA, College of New Jersey, Series G, 5.00%, 7/1/30
(Prerefunded 7/1/25) (4) 786 830
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50  1,000 871

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45  3,800 3,882
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (1) 2,000 2,096
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39  3,275 3,331
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36  1,000 1,028
New Jersey EFA, Princeton Univ., Series A, 4.00%, 7/1/28  1,000 1,020
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26  3,500 3,794
New Jersey EFA, Princeton Univ., Series C, 5.00%, 7/1/29  500 550
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/26 (1) 1,250 1,336
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (1) 2,000 2,135
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42  3,500 3,608
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35  1,000 1,037
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36  1,640 1,696
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37  2,000 2,064
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47  1,600 1,619
New Jersey EFA, Stockton Univ., Series A, 5.00%, 7/1/35 (1) 2,000 2,099
New Jersey EFA, William Paterson Univ., 4.00%, 7/1/36 (1) 135 138
New Jersey EFA, William Paterson Univ., 5.00%, 7/1/33 (1) 270 301
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41  2,500 2,445
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27  110 110
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/46  1,500 1,122
New Jersey HCFFA, Atlanticare Health System, 3.00%, 7/1/51  1,790 1,301
New Jersey HCFFA, Barnabas Health Obligated Group, 3.00%,
7/1/51  1,210 879
New Jersey HCFFA, Barnabas Health Obligated Group, 4.00%,
7/1/45  1,775 1,694
New Jersey HCFFA, Barnabas Health Obligated Group, 4.00%,
7/1/51  3,150 2,892
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32  1,250 1,349
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57  3,665 3,787
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45
(Prerefunded 7/1/24) (4) 1,600 1,656
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/30  2,000 2,104
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33  2,360 2,464
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34  1,365 1,418
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42  5,000 5,094
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28  1,720 1,844

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39  4,500 4,686
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29  1,500 1,607
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43  2,600 2,656
New Jersey HCFFA, RWJ Barnabas Health, Series B-3, VRDN,
5.00%, 7/1/45 (Tender 7/1/26)  2,435 2,595
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/31  2,200 2,262
New Jersey HCFFA, Saint Joseph's Health System, 5.00%, 7/1/41  3,000 3,013
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (1) 1,000 1,010
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37  800 792
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/39  1,500 1,455
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31  1,860 1,998
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/25 (5) 1,000 1,046
New Jersey Higher Ed. Student Assistance Auth., Series B, 5.00%,
12/1/26 (5) 500 529
New Jersey Higher Ed. Student Assistance Auth., Series SR,
5.00%, 12/1/26 (5) 1,500 1,567
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 4.60%, 10/1/46  2,000 2,022
New Jersey Housing & Mortgage Fin. Agency, Social Bond,
Series I, 5.00%, 10/1/53  1,250 1,298
New Jersey Institute of Technology, Series A, 5.00%, 7/1/31  360 400
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32  375 415
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33  170 188
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40  3,500 3,624
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
12/15/39  2,080 1,980
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  1,180 1,098
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
12/15/39  1,500 1,558
New Jersey Transportation Trust Fund Auth., Series AA, 4.50%,
6/15/49  2,231 2,214
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/44  1,675 1,535
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/46  4,010 3,652
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/50  2,790 2,513
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/34  2,000 2,129
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/35  1,665 1,757

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New Jersey Transportation Trust Fund Auth., Series CC, 5.50%,
6/15/50  1,910 2,049
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  4,850 5,037
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/42  1,250 1,235
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/51  3,500 3,304
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48  7,500 7,915
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40  2,000 2,126
New Jersey Turnpike Auth., Series B, 5.25%, 1/1/52  1,425 1,563
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/31  1,000 1,099
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/26  4,000 4,298
Newark Board of Ed., GO, 4.00%, 7/15/35 (2) 400 403
Newark Board of Ed., GO, 4.00%, 7/15/37 (2) 1,075 1,077
Newark City, Series C, GO, 4.00%, 10/1/34 (1) 120 122
Newark City, Series C, GO, 4.00%, 10/1/36 (1) 265 266
North Hudson Sewer Auth., 5.00%, 6/1/41 (1) 1,000 1,134
North Hudson Sewer Auth., 5.00%, 6/1/42 (1) 750 853
Rutgers Univ., Series M, 5.00%, 5/1/34  1,600 1,689
Salem County PCR, Atlantic City Electric, 2.25%, 6/1/29  3,000 2,680
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (5) 7,620 7,474
South Jersey Transportation Auth., Series A, 5.00%, 11/1/32 (1) 1,250 1,354
South Jersey Transportation Auth., Series A, 5.00%, 11/1/33 (1) 750 809
South Jersey Transportation Auth., Transportation System,
Series A, 5.25%, 11/1/52 (2) 2,100 2,253
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  370 380
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37  2,905 2,967
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  5,000 4,832
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/28  500 523
295,225
NEW YORK 3.2%
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  1,000 1,037
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  2,500 2,620
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (5) 5,000 5,219
Port Auth. of New York & New Jersey, Series 234, 5.50%,
8/1/52 (5) 1,900 2,050
10,926
PENNSYLVANIA 2.6%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (4) 400 423
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42  2,050 2,133
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44  750 789
Delaware River Port Auth., 5.00%, 1/1/40  2,000 2,027

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Delaware River Port Auth., Series A, 5.00%, 1/1/34  2,000 2,193
Delaware River Port Auth., Series A, 5.00%, 1/1/40  1,000 1,071
8,636
PUERTO RICO 4.5%
Puerto Rico Commonwealth, VR, 11/1/43 (7)(8) 1,350 614
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 690 683
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (6) 500 478
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  69 63
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  265 145
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,206 1,048
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  635 540
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  159 132
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  216 173
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  224 173
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  115 115
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  229 232
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  627 642
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,223 2,276
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  967 991
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (8)
(9) 20 15
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (8)
(9) 150 111
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (8)
(9) 40 30
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (8)(9) 50 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (8)(9) 65 48
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (8)(9) 80 59
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (8)(9) 910 671
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (8)(9) 160 118

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (8)(9) 70 52
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (8)(9) 45 33
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (8)(9) 20 15
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (8)(9) 50 37
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (8)(9) 35 26
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (8)(9) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (8)(9) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (8)(9) 15 11
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (8)(9) 165 122
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (8)(9) 45 33
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (8)(9) 20 15
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  190 173
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  1,000 946
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,414
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  495 321
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,189 685
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  3,050 765
15,078
UTAH 0.3%
Murray City Hosp., IHC Health Services, Series A, VRDN, 1.00%,
5/15/37  1,000 1,000
1,000
Total Investments in Securities 99.2%
(Cost $356,141) $ 336,043
Other Assets Less Liabilities 0.8% 2,828
Net Assets 100.0% $ 338,871
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Insured by Build America Mutual Assurance Company
(3) Insured by National Public Finance Guarantee Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) Interest subject to alternative minimum tax.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,171 and represents 1.2% of net assets.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
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.
.
(7) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(8) Non-income producing
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New Jersey Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Jersey Tax-Free Bond Fund

Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F47-054Q3 11/22